United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                               Amended Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies




                                   811-5536

                     (Investment Company Act File Number)


                                Hibernia Funds
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)




                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010


                                (412) 288-1900
                       (Registrant's Telephone Number)


                             Gail C. Jones, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End: 8/31/05


              Date of Reporting Period: Six months ended 2/28/05
                                        ------------------------








Item 12.    Exhibits
The exhibits originally included in the Hibernia Funds Semi-Annual NCSR filed in April, 2005 are hereby replaced with the following corrected exhibits.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Hibernia Funds

By          /S/ Richard N. Paddock
                Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        March 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ Charles L. Davis, Jr.
                Charles L. Davis, Jr., Principal Executive Officer


Date        March 1, 2006


By          /S/ Richard N. Paddock
                Richard N. Paddock, Principal Financial Officer


Date        March 1, 2006